Equity Income Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.7%)
AT&T, Inc.	38,963	857
Comcast Corp. - Class A	112,144	4,684
News Corp. - Class A	439,677	11,708
News Corp. - Class B	19,502	545
Verizon Communications, Inc.	55,325	2,485
The Walt Disney Co.	80,899	7,782

Total		28,061

Consumer Discretionary (3.3%)
Dr. Ing. h.c. F. Porsche AG - Preference Shares	43,695	3,477
The Home Depot, Inc.	2,100	851
Kohl’s Corp.	115,247	2,432
Las Vegas Sands Corp.	168,515	8,483
Mattel, Inc. *	198,959	3,790
The TJX Cos., Inc.	21,581	2,537
Volkswagen AG	31,537	3,337

Total		24,907

Consumer Staples (9.1%)
Colgate-Palmolive Co.	53,100	5,512
Conagra Brands, Inc.	199,809	6,498
Dollar General Corp.	26,100	2,207
Kenvue, Inc.	550,294	12,728
Kimberly-Clark Corp.	87,211	12,408
Mondelez International, Inc.	9,500	700
Philip Morris International, Inc.	108,426	13,163
Tyson Foods, Inc. - Class A	110,438	6,578
Walmart, Inc.	113,236	9,144

Total		68,938

Energy (8.6%)
Baker Hughes Co.	59,800	2,162
Chesapeake Energy Corp.	15,500	1,275
Chevron Corp.	9,199	1,355
ConocoPhillips	25,400	2,674
Enbridge, Inc.	77,335	3,141
EOG Resources, Inc.	34,623	4,256
EQT Corp.	121,100	4,437
Exxon Mobil Corp.	104,735	12,277
Hess Corp.	12,200	1,657
Marathon Oil Corp.	114,800	3,057
Schlumberger, Ltd.	31,300	1,313
Suncor Energy, Inc.	142,500	5,261
TC Energy Corp.	77,693	3,694
TotalEnergies SE	231,484	15,004
The Williams Cos., Inc.	90,700	4,140

Total		65,703

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials (20.3%)
American International Group, Inc.	191,211	14,002
Apollo Global Management, Inc.	16,764	2,094
Bank of America Corp.	112,699	4,472
The Bank of New York Mellon Corp.	13,600	977
The Charles Schwab Corp.	172,027	11,149
Chubb, Ltd.	53,907	15,546
Citigroup, Inc.	161,511	10,111
Equitable Holdings, Inc.	251,290	10,562
Fifth Third Bancorp	158,573	6,793
The Hartford Financial Services Group, Inc.	92,064	10,828
Huntington Bancshares, Inc.	618,271	9,089
JPMorgan Chase & Co.	49,959	10,534
Loews Corp.	97,620	7,717
MetLife, Inc.	190,472	15,710
Morgan Stanley	22,958	2,393
U.S. Bancorp	163,088	7,458
Wells Fargo & Co.	267,654	15,120

Total		154,555

Health Care (16.6%)
AbbVie, Inc.	9,284	1,833
AstraZeneca PLC, ADR	83,461	6,502
Becton Dickinson and Co.	53,226	12,833
Biogen, Inc. *	10,603	2,055
Bristol-Myers Squibb Co.	84,600	4,377
Cardinal Health, Inc.	10,075	1,114
Centene Corp. *	15,149	1,140
Cigna Group	24,381	8,447
CVS Health Corp.	131,311	8,257
Elevance Health, Inc.	32,808	17,060
GE HealthCare Technologies, Inc.	21,232	1,993
Humana, Inc.	3,900	1,235
Johnson & Johnson	53,768	8,714
Medtronic PLC	82,760	7,451
Merck & Co., Inc.	23,805	2,703
Pfizer, Inc.	124,992	3,617
Sanofi	55,254	6,366
Thermo Fisher Scientific, Inc.	4,400	2,722
UnitedHealth Group, Inc.	19,700	11,518
Viatris, Inc.	464,900	5,398
Zimmer Biomet Holdings, Inc.	102,453	11,060

Total		126,395

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials (12.9%)
3M Co.	19,516	2,668
The Boeing Co. *	44,537	6,771
CSX Corp.	102,300	3,532
Cummins, Inc.	13,967	4,522
GE Vernova, Inc. *	16,399	4,181
General Electric Co.	82,596	15,576
Honeywell International, Inc.	11,200	2,315
L3Harris Technologies, Inc.	57,751	13,737
Norfolk Southern Corp.	17,000	4,225
Rockwell Automation, Inc.	4,800	1,289
Siemens AG	48,742	9,844
Southwest Airlines Co.	212,200	6,288
Stanley Black & Decker, Inc.	112,095	12,345
Stericycle, Inc. *	37,913	2,313
Union Pacific Corp.	4,200	1,035
United Parcel Service, Inc. - Class B	56,776	7,741

Total		98,382

Information Technology (10.2%)
Accenture PLC - Class A	17,100	6,045
Advanced Micro Devices, Inc. *	7,000	1,149
Applied Materials, Inc.	40,271	8,137
Cisco Systems, Inc.	43,219	2,300
Fiserv, Inc. *	47,047	8,452
Intel Corp.	108,800	2,552
Microsoft Corp.	25,650	11,037
QUALCOMM, Inc.	87,683	14,910
Salesforce, Inc.	6,100	1,670
Samsung Electronics Co., Ltd.	126,460	5,994
TE Connectivity PLC	54,773	8,270
Texas Instruments, Inc.	36,216	7,481

Total		77,997

Materials (3.3%)
CF Industries Holdings, Inc.	153,121	13,138
International Paper Co.	235,579	11,508
West Fraser Timber Co., Ltd.	5,500	535

Total		25,181

Real Estate (4.4%)
Equity Residential	148,672	11,070
Rayonier, Inc.	174,020	5,600
Rexford Industrial Realty, Inc.	81,944	4,123
Vornado Realty Trust	11,300	445

Equity Income Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Weyerhaeuser Co.	354,320	11,997

Total		33,235

Utilities (6.3%)
Ameren Corp.	88,518	7,742
Atmos Energy Corp.	5,200	721
Dominion Energy, Inc.	148,425	8,578
NextEra Energy, Inc.	61,009	5,157
NiSource, Inc.	55,885	1,936
PG&E Corp.	59,424	1,175
Sempra	69,590	5,820
The Southern Co.	188,355	16,986

Total		48,115

Total Common Stocks (Cost: $555,923)		751,469

Convertible Preferred Stocks (0.2%)
Utilities (0.2%)
NextEra Energy, Inc., 6.926% 8/28/25	28,779	1,334

Total		1,334

Total Convertible Preferred Stocks (Cost: $1,403)		1,334

Total Investments (98.9%) (Cost: $557,326)@		752,803

Other Assets, Less Liabilities (1.1%)		8,405

Net Assets (100.0%)		761,208

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $557,326 and the net unrealized appreciation of investments based on that cost was $195,477 which is comprised of $216,407 aggregate gross unrealized appreciation and $20,930 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$18,093	$6,814	$—
Energy	50,699	15,004	—
Health Care	120,029	6,366	—
Industrials	88,538	9,844	—
Information Technology	72,003	5,994	—
All Others	358,085	—	—
Convertible Preferred Stocks	1,334	—	—

Total Assets:	$708,781	$44,022	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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